Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 48,062	$ 79,757	$ 260,221	$ 94,506	$ 174,935	$ 20,186
Sales and marketing	3,888	6,832	16,272	11,099	17,118	3,672
General and administrative	28,655	36,725	89,173	64,148	97,905	41,071
Loss on disposal of property and equipment		62,342	1,407	62,987	64,191	10
Total operating expenses	80,605	185,656	367,073	232,740	354,149	64,939
Loss from operations	(80,605)	(185,656)	(367,073)	(232,740)	(354,149)	(64,939)
Change in fair value measurements	(6,966)	(22,747)	(622)	(60,394)	(22,700)	(5,076)
Interest expense	(663)	(296)	(5,537)	(26,550)	(30,181)	(32,173)
Related party interest expense	(996)	(1,597)	(2,931)	(15,765)	(16,663)	(41,546)
Other (expense) income, net	(6,457)	1,117	(14,307)	(718)	(5,668)	(5,455)
Loss on extinguishment or settlement of related party notes payable, notes payable and vendor payables in trust, net	(7,690)	(94,727)	(7,690)	(96,036)	(86,904)	2,107
Loss before income taxes	(103,377)	(303,906)	(398,160)	(432,203)	(516,265)	(147,082)
Income tax provision			(9)	(3)	(240)	(3)
Net loss	$ (103,377)	$ (303,906)	$ (398,169)	$ (432,206)	$ (516,505)	$ (147,085)
Per share information:
Net loss per Common Stock – Class A and Class B – basic and diluted (in Dollars per share)	$ (0.3)	$ (1.06)	$ (1.2)	$ (2.12)	$ (2.21)	$ (0.94)
Weighted average Common shares outstanding – Class A and Class B – basic and diluted (in Shares)	346,575,508	287,951,929	330,878,677	203,686,758	233,390,675	157,063,103
Total comprehensive loss:
Net loss	$ (103,377)	$ (303,906)	$ (398,169)	$ (432,206)	$ (516,505)	$ (147,085)
Change in foreign currency translation adjustment	9,864	189	13,548	(487)	(971)	(2,690)
Total comprehensive loss	$ (93,513)	$ (303,717)	$ (384,621)	$ (432,693)	$ (517,476)	$ (149,775)